GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Goodwill [Line Items]
Beginning balance	$ 292,906	$ 268,687
Addition (Note 3)	129,774	12,622
Impairment	(1,524)	(1,524)
Exchange difference	(6,928)	11,597
Goodwill, net	$ 414,228	$ 291,382